INTANGIBLE ASSETS - Narrative (Details)		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2023
Proprietary technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	3 years	5 years
Proprietary technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	5 years	15 years
Computer software and proprietary technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		11 years
Computer software and proprietary technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		40 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	15 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		9 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		20 years